Reserves for Losses and Loss Adjustment Expenses	12 Months Ended
Dec. 31, 2011
Reserves for Losses and Loss Adjustment Expenses
5.	Reserves for Losses and Loss Adjustment Expenses

The following table provides a reconciliation of reserves for losses and loss adjustment expenses (“LAE”) for the years ended December 31, 2011, 2010 and 2009, respectively.

(in millions)	2011	2010	2009
Net beginning of the year	$2,253.0	$2,213.2	$2,115.6
Add:
Net reserves from acquired company	0.0	0.1	0.0
Losses and LAE incurred during current calendar year, net of reinsurance:
Current accident year	866.5	820.6	859.4
Prior accident years	(3.4)	(43.1)	(6.3)

Losses and LAE incurred during calendar year, net of reinsurance	863.1	777.5	853.1

Deduct:
Losses and LAE payments made during current calendar year, net of reinsurance:
Current accident year	234.7	199.4	218.9
Prior accident years	577.9	578.0	566.8

Losses and LAE payments made during current calendar year, net of reinsurance:	812.6	777.4	785.7

Additional participation interest (1)	31.2	44.6	18.2
Foreign exchange adjustments	2.0	(5.0)	12.0

Net reserves - end of year	2,336.7	2,253.0	2,213.2
Add:
Reinsurance recoverable on unpaid losses and LAE, end of year	954.4	899.2	990.0

Gross reserves - end of year	$3,291.1	$3,152.2	$3,203.2

(1)	Amount represents additional reserves due to increased syndicate participation.

Reserves for losses and loss adjustment expenses represent the estimated indemnity cost and related adjustment expenses necessary to investigate and settle claims. Such estimates are based upon individual case estimates for reported claims, estimates from ceding companies for reinsurance assumed, and actuarial estimates for losses that have been incurred but not yet reported to the insurer. Any change in probable ultimate liabilities is reflected in current operating results.

Net favorable loss development recognized in 2011 for prior accident years was a $3.4 million reduction to losses and LAE. The Excess and Surplus Lines segment had net favorable loss development of $33.8 million primarily due to $30.2 million of favorable development in the general and products liability lines of business resulting from better than expected claim severity, and favorable development in the automobile liability, professional liability and property lines of business. The Commercial Specialty segment had net unfavorable loss development of $8.4 million primarily driven by $16.3 million of unfavorable development in general liability due to increases in claim severity and $2.0 million of unfavorable development in short-tail lines, partially offset by $5.9 million of favorable development in workers compensation and $3.7 million of favorable development in an assumed Directors and Officers program. The International Specialty segment (formerly the Reinsurance segment) had net favorable loss development of $4.6 million comprised of $7.0 million of favorable development driven by short-tail non-catastrophe losses, $1.0 million of favorable development related to Hurricanes Ike and Gustav, and $0.5 million of favorable development attributable to other assumed programs, partially offset by $1.4 million of unfavorable development related to the 2010 New Zealand earthquake and $2.5 million of unfavorable development in long-tail lines primarily due to the 2010 Deepwater Horizon incident. The Syndicate 1200 segment (formerly the International Specialty segment) had net unfavorable loss development of $18.7 million primarily driven by a reduction in the estimate of future reinsurance recoveries of $14.5 million in the professional indemnity, Directors and Officers, general liability, property facultative and financial institutions classes of business and unfavorable development related to the medical malpractice and discontinued liability lines of business where the claims experience was worse than expected. The Run-off Lines segment had net unfavorable development of $7.9 million primarily due to $4.6 million of unfavorable development on legacy PXRE claims primarily related to Hurricanes Katrina, Rita and Wilma, $11.7 million of unfavorable development in asbestos and environmental lines, and unfavorable development related to the unwinding of the workers compensation reserve discount. The Run-off Lines unfavorable development was partially offset by the collection of a contribution settlement from another insurer for a California workers compensation indemnity claim, and favorable development in other lines. The asbestos and environmental unfavorable development is primarily attributable to $8.2 million for asbestos losses driven by increasing severities, defense costs and the settlement of a disputed reinsurance recoverable matter, and $3.5 million for environmental losses driven by one significant enviromental loss.

Net favorable loss development recognized in 2010 for prior accident years was a $43.1 million reduction to losses and LAE. The Excess and Surplus Lines segment had favorable loss development of $19.0 million driven by $16.1 million of favorable development related to casualty and professional liability lines of business, $0.8 million of favorable development related to property lines of business and $2.1 million related to unallocated loss adjustment reserves. The Commercial Specialty segment had net favorable loss development of $9.8 million primarily driven by $5.6 million of favorable development in the workers compensation lines of business and $4.4 million of favorable development in an assumed Directors and Officers program. The International Specialty segment (formerly the Reinsurance segment) had favorable loss development of $16.8 million comprised of $14.5 million of favorable development attributable to short-tail non-catastrophe losses, $1.1 million of favorable development attributable to Hurricanes Ike and Gustav, and $1.2 million of favorable development related to other assumed programs. The Syndicate 1200 segment (formerly the International Specialty segment) had net unfavorable loss development of $4.4 million related to $14.2 million of unfavorable development in the liability lines of business and $9.8 million of favorable development in the property lines of business. The Run-off Lines segment had net favorable development of $1.9 million due to $8.0 million of favorable development related to risk management run-off reserves, $2.6 million of favorable development on legacy PXRE claims, $0.8 million of favorable development related to unallocated loss adjustment reserves, partially offset by $9.5 million of unfavorable development in asbestos and environmental lines.

Net favorable loss development recognized in 2009 for prior accident years was a $6.3 million reduction to losses and LAE. The Excess and Surplus Lines segment had favorable loss development of $15.4 million primarily driven by favorable development of $8.0 million related to casualty and professional liability lines of business, $3.3 million related to property lines of business, and $4.0 million related to unallocated loss adjustment reserves. The Commercial Specialty segment had net favorable loss development of $3.7 million driven by $6.2 million of favorable development in the workers compensation lines, $3.5 million of favorable development in short tail lines, $2.5 million of unfavorable development in other liability and $3.5 million of unfavorable development in commercial auto liability. The International Specialty segment (formerly the Reinsurance segment) had favorable loss development of $9.1 million related to $3.6 million of favorable development attributable to Hurricane Ike, $4.4 million favorable development attributable to non-catastrophe losses and $1.1 million favorable development related to other assumed programs. The Syndicate 1200 segment (formerly the International Specialty segment) had unfavorable loss development of $23.5 million comprised of $19.6 million of unfavorable development in the property lines of business and $3.9 million of unfavorable development in the liability lines of business. The Run-off Lines segment had $1.6 million of net favorable development primarily driven by $7.6 million favorable development on legacy PXRE claims primarily related to non-catastrophe property lines and $3.2 million of favorable development related to PXRE’s 2005 hurricane losses. Partially offsetting the favorable development was $6.1 million of unfavorable development in asbestos and environmental lines and $3.0 million due to the unwinding of the workers compensation reserve discount.

In the opinion of management, our reserves represent the best estimate of our ultimate liabilities, based on currently known facts, current law, current technology and assumptions considered reasonable where facts are not known. Due to the significant uncertainties and related management judgments, there can be no assurance that future loss development, favorable or unfavorable, will not occur.

Pension-type reserves (tabular reserves) are indemnity reserves that are calculated using discounts determined with reference to actuarial tables, which incorporate interest and contingencies such as mortality, remarriage, inflation, or recovery from disability applied to a reasonably determinable payment stream. We discounted certain workers compensation pension-type reserves using a maximum interest rate of 3.5% in 2011, 2010 and 2009. The amount of unamortized discount was $22.0 million, $22.9 million and $23.5 million at December 31, 2011, 2010 and 2009, respectively.